Prospectus supplement dated October 28, 2015
to the following prospectus(es):
Soloist prospectus dated May 1, 2015
This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
The prospectus offers the following underlying mutual fund as an investment option under the contract. Effective November 2, 2015, the name of the investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
Aberdeen U.S. Equity Fund: Institutional Service Class	Aberdeen U.S. Multi-Cap Equity Fund – Institutional Service Class
PRO-2503-30